FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS [abstract]
Schedule of Fair Value of Financial Instruments

	Carrying value				Fair value
December 31, 2023	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$80	$-	$-	$80	$80	$-	$-	$-
Trade receivables concentrate sales	-	16,819	-	16,819	-	16,819	-	-
	$80	$16,819	$-	$16,899	$80	$16,819	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$128,148	$128,148	$-	$-	$-	$128,148
Trade receivables doré sales	-	-	3,151	3,151	-	-	-	3,151
Other receivables	-	-	5,189	5,189	-	-	-	5,189
	$-	$-	$136,488	$136,488	$-	$-	$-	$136,488

Financial liabilities measured at Fair Value
Metal forward sale and collar contracts liability	$-	$(81)	$-	$(81)	$-	$(81)	$-	$-
Share units payable	-	(9,259)	-	(9,259)	-	(9,259)	-	-
	$-	$(9,340)	$-	$(9,340)	$-	$(9,340)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(100,387)	$(100,387)	$-	$-	$-	$(100,387)
Payroll payable	-	-	(21,896)	(21,896)	-	-	-	(21,896)
Credit facilities	-	-	(162,946)	(162,946)	-	(165,000)	-	-
Convertible debentures	-	-	(43,901)	(43,901)	-	(44,344)	-	-
Other payables	-	-	(82,807)	(82,807)	-	-	-	(82,807)
	$-	$-	$(411,937)	$(411,937)	$-	$(209,344)	$-	$(205,090)

	Carrying value				Fair value
December 31, 2022	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$78	$-	$-	$78	$78	$-	$-	$-
Trade receivables concentrate sales	-	21,455	-	21,455	-	21,455	-	-
Fuel hedge contracts asset	-	18	-	18	-	18	-	-
	$78	$21,473	$-	$21,551	$78	$21,473	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$80,493	$80,493	$-	$-	$-	$80,493
Trade receivables doré sales	-	-	2,522	2,522	-	-	-	2,522
Other receivables	-	-	7,443	7,443	-	-	-	7,443
	$-	$-	$90,458	$90,458	$-	$-	$-	$90,458

Financial liabilities measured at Fair Value
Foreign exchange forward contracts liability	$-	$(270)	$-	$(270)	$-	$(270)	$-	$-
Share units payable	-	(7,308)	-	(7,308)	-	(7,308)	-	-
	$-	$(7,578)	$-	$(7,578)	$-	$(7,578)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(72,571)	$(72,571)	$-	$-	$-	$(72,571)
Payroll payable	-	-	(22,967)	(22,967)	-	-	-	(22,967)
Credit facilities	-	-	(177,020)	(177,020)	-	(180,000)	-	-
Convertible debentures	-	-	(42,155)	(42,155)	-	(46,138)	-	-
Other payables	-	-	(31,519)	(31,519)	-	-	-	(31,519)
	$-	$-	$(346,232)	$(346,232)	$-	$(226,138)	$-	$(127,057)